Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended				9 Months Ended						3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011	Sep. 30, 2012 MB&T Pension Plan [Member]	Oct. 01, 2012 MB&T Pension Plan [Member]	Sep. 30, 2012 Legacy [Member]	Dec. 31, 2011 Legacy [Member]	Dec. 31, 2010 Legacy [Member]	Dec. 31, 2009 Legacy [Member]	Mar. 31, 2012 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Dec. 31, 2011 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Mar. 31, 2011 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Dec. 31, 2010 First Non-Accrual Legacy Loan [Member] Legacy [Member]	Dec. 31, 2009 First Non-Accrual Legacy Loan [Member] Legacy [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition equity conversion price									$ 29.11
Business acquisition equity conversion shares of common stock									3.4826
Cash consideration									$ 1,000,000
Total purchase price									18,800,000
Net tangible assets acquired	12,200,000			12,200,000
Definite lived intangible assets acquired	5,000,000			5,000,000
Estimated useful life, years				18 years
Core deposit premium	177,582		194,674	549,839	389,349	584,024
Goodwill recorded				116,723
Goodwill increase		492,067	25,000
Pension and other postretirement defined benefit plans, liabilities	4,570,725	4,342,664		4,570,725		4,342,664					2,116,489
Expected periodic pension expense, 4th quarter 2012										930,000
Expected deferred tax liability adjustment, 4th quarter 2012										406,000
Deferred tax assets valuation allowance	545,939	545,939		545,939		545,939
Allocated Share-based Compensation Expense	49,521		31,302	135,381	106,118	132,661	118,127	119,711
Tax benefit associated with the issuance of non-qualified option					15,097		10,124	8,298
Non-accrual account balance	8,230,359	5,830,339		8,230,359		5,830,339	2,710,619					3,151,515	1,247,312	2,710,619	1,586,499		1,169,337	1,169,337	1,616,317	810,291
Expected proceeds from sale of foreclosure																970,000	966,000
Expected charge offs from sale of foreclosure																	$ 203,000